Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption reflected in the balance sheets - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Subject to Possible Redemption Reflected in the Balance Sheets [Abstract]
Gross proceeds		$ 172,500,000		$ 172,500,000
Less:
Proceeds allocated to Public Warrants		(5,462,500)		(5,462,500)
Class A common stock issuance costs		(9,447,180)		(9,447,180)
Plus:
Re-measurement of carrying value to redemption value	$ 333,395	14,909,680	$ 534,002	14,909,680
Class A common stock subject to possible redemption at ending	$ 173,367,397	$ 172,500,000	$ 173,034,002	$ 172,500,000